Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Compensation Expense

	Years ended December 31,
	2017	2016
Wages, salaries and benefits	61,998	57,987
Post-employment benefits	1,491	1,309
Share-based compensation	7,100	3,682

	70,589	62,978